Note 17 - Acquisition of Business (Tables)	12 Months Ended
Mar. 31, 2018
EdgePower Inc. [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
Working capital	$993
Intangible assets	15,115
Goodwill	5,879
Deferred tax liabilities	(4,066)
Total consideration	$17,921

Cash paid, net of working capital adjustment	$8,286
Common shares issued	8,966
Payable to seller	669
Total consideration	$17,921

SW Direkt and SWPro [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
Working capital	$588
Property, plant and equipment	56
Intangible assets	1,172
Goodwill	4,831
Non-controlling interest	(41)
Other liabilities	(221)
Total consideration	$6,385

Cash paid, net of working capital adjustment	$4,221
Contingent consideration	2,164
Total consideration	$6,385

Intell Enercare Solutions Inc. [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
Intangible assets	$877
Goodwill	9,644
Working capital	(302)
Deferred tax	(232)
Total consideration	$9,987

Cash paid, net of estimated working capital adjustment	$2,199
Contingent consideration	7,788
Total consideration	$9,987